Goodwill and Other Intangible Assets - Carrying Value and Accumulated Amortization for Each Major Class of Intangible Assets Other Than Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	$ 939	$ 940
Accumulated Amortization	(654)	(590)
Net Carrying Amount	285	350	$ 636
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non amortizing intangible assets	148	148	2,514
Total intangible assets other than goodwill	433	498	$ 3,150
Trademarks [Member]
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non amortizing intangible assets	126	126
Licensing Agreements [Member]
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non amortizing intangible assets	$ 22	22
Customer relationships [Member]
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)	4 years 6 months
Gross Carrying Amount	$ 893	894
Accumulated Amortization	(630)	(568)
Net Carrying Amount	$ 263	326
Contract rights [Member]
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)	8 years
Gross Carrying Amount	$ 3	3
Accumulated Amortization	(1)	(1)
Net Carrying Amount	$ 2	2
Licensing Agreements [Member]
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)	7 years 6 months
Gross Carrying Amount	$ 43	43
Accumulated Amortization	(23)	(21)
Net Carrying Amount	$ 20	$ 22